Income Taxes (EIT of 25 Percent Scenario) (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2012 $ / shares	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Net income	$ (4,192)	¥ (27,164)	$ (1,927)	¥ (12,253)	$ (2,362)	¥ (14,651)	$ (2,419)	¥ (14,997)	$ (10,662)	¥ (69,065)	¥ (71,327)		¥ (58,971)
EIT of 25 Percent Scenario [Member]
Income Taxes [Line Items]
Net income																¥ (2,499)
Earnings Per Share- Basic | (per share)																¥ (0.19)
Earnings Per Share- Diluted | (per share)																¥ (0.19)